Financial Instruments - Additional Information (Detail) (Toledo Spirit time-charter derivative [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Toledo Spirit time-charter derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Average daily tanker rate over remaining duration of charter contract	$ 21,256	$ 25,409
Discount rate over remaining duration of contract	8.40%	8.80%